UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934


                For the monthly distribution period from
                 November 28, 2006 to December 26, 2006

        Commission File Number of issuing entity:  333-134461-05

                 NovaStar Mortgage Funding Trust, Series 2006-6
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-134461

                    NovaStar Mortgage Funding Corporation
         (Exact name of depositor as specified in its Charter)

                         NovaStar Mortgage, Inc.
          (Exact name of sponsor as specified in its Charter)

                              New York
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                             48-1195807
                (I.R.S. Employer Identification No.)

         Care of Deutsche Bank National Trust Company as Trustee
             1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)
                                                              92705
                                                            (Zip Code)


   Registrant's Telephone Number, Including Area Code:  (816) 237-7000

                                  NONE
     (Former name or former address, if changed since last report)


                Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1A          [ ]             [ ]             [X]        Not Applicable
Class A-2A          [ ]             [ ]             [X]        Not Applicable
Class A-2B          [ ]             [ ]             [X]        Not Applicable
Class A-2C          [ ]             [ ]             [X]        Not Applicable
Class A-2D          [ ]             [ ]             [X]        Not Applicable

Class M-1           [ ]             [ ]             [X]        Not Applicable
Class M-2           [ ]             [ ]             [X]        Not Applicable
Class M-3           [ ]             [ ]             [X]        Not Applicable
Class M-4           [ ]             [ ]             [X]        Not Applicable
Class M-5           [ ]             [ ]             [X]        Not Applicable
Class M-6           [ ]             [ ]             [X]        Not Applicable
Class M-7           [ ]             [ ]             [X]        Not Applicable
Class M-8           [ ]             [ ]             [X]        Not Applicable
Class M-9           [ ]             [ ]             [X]        Not Applicable
Class M-10          [ ]             [ ]             [X]        Not Applicable
Class M-10N         [ ]             [ ]             [X]        Not Applicable
Class M-10DSI       [ ]             [ ]             [X]        Not Applicable
Class M-11          [ ]             [ ]             [X]        Not Applicable
Class M-11N         [ ]             [ ]             [X]        Not Applicable
Class M-11DSI       [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]


PART I   DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         On December 26, 2006 a distribution was made to holders of NovaStar Mortgage Funding Trust, Series 2006-6, NovaStar Home Equity Loan Asset-Backed Certificates, Series 2006-6

         The distribution report is attached Exhibit 99.1 to this Form 10-D.

PART II   OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.
        (a) The following is a list of documents filed as part of this Report on Form 10-D:

            Monthly Statement to Noteholders on December 26, 2006 is Filed as Exhibit 99.1 hereto.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed in the Exhibit Index that immediately follows the signature page hereof.


                               SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                       NovaStar Mortgage Funding Corporation
                                      (Depositor)

                                            /s/: Matt Kaltenrieder
                                           Name: Matt Kaltenrieder
                                           Title:  Vice President

     Date:  January 3, 2007


EXHIBIT INDEX

Exhibit Number

   EX-99.1 Monthly report distributed to holders.